CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (21,067)	$ 41,204	$ 27,989
Other comprehensive income (loss), before tax:
Change in foreign currency translation adjustments	5,874	5,224	(5,624)
Unrealized gain (loss) on derivatives
Unrealized derivative gains (losses) arising during period	(110)	(2,062)	(6,306)
Less: Reclassification adjustments for gains (losses) included in net income (loss)	(1,830)	(2,210)	(2,269)
Unrealized gain (loss) on derivatives	1,720	148	(4,037)
Defined benefit pension plan
Defined benefit pension plan - net gain (loss) arising during period	(1,398)	(1,313)	861
Total other comprehensive income (loss), before tax	6,196	4,059	(8,800)
Income tax (expense) benefit related to items in other comprehensive income (loss)	(472)	237	1,502
Total other comprehensive income (loss), net of tax	5,724	4,296	(7,298)
Comprehensive income (loss), net of tax	$ (15,343)	$ 45,500	$ 20,691